Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMERICAN PENSION INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	Jun. 01, 2015
Supplement [Text Block]	apit_SupplementTextBlock

SUPPLEMENT

Dated April 11, 2016

to the

PROSPECTUS

of the

API FUNDS

The Prospectus of the API Efficient Frontier Funds, dated June 1, 2015, is amended as follows:

The sub-section of the prospectus entitled, “Principal Investment Strategies” for the API Efficient Frontier Core Income Fund, appearing on page 17 of the Prospectus, is amended as follows:

The second paragraph is amended to delete the requirement that at least 25% of the Fund’s assets be invested in ETF’s. The Fund is no longer subject to any restrictions on such investments.

The restriction described above is also deleted in any other section of the prospectus where it may appear with respect to the Core Income Fund.

API Efficient Frontier Core Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	apit_SupplementTextBlock

SUPPLEMENT

Dated April 11, 2016

to the

PROSPECTUS

of the

API FUNDS

The Prospectus of the API Efficient Frontier Funds, dated June 1, 2015, is amended as follows:

The sub-section of the prospectus entitled, “Principal Investment Strategies” for the API Efficient Frontier Core Income Fund, appearing on page 17 of the Prospectus, is amended as follows:

The second paragraph is amended to delete the requirement that at least 25% of the Fund’s assets be invested in ETF’s. The Fund is no longer subject to any restrictions on such investments.

The restriction described above is also deleted in any other section of the prospectus where it may appear with respect to the Core Income Fund.